Note 04 - Management Report - Corporate Divisions - Asset Management (Detail) - Asset Management [Member]		12 Months Ended
		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Net revenues [Abstract]
Management Fees		€ 2,136,000,000	€ 2,141,000,000	€ 2,115,000,000
Performance and transaction fees		90,000,000	201,000,000	91,000,000
Other revenues		3,000,000	(10,000,000)	(19,000,000)
Total net revenues		2,229,000,000	2,332,000,000	2,187,000,000
Provision for credit losses		2,000,000	1,000,000	(1,000,000)
Noninterest expenses [Abstract]
Compensation and benefits		740,000,000	832,000,000	787,000,000
General and administrative expenses		764,000,000	851,000,000	929,000,000
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		22,000,000	29,000,000	19,000,000
Total noninterest expenses		1,527,000,000	1,711,000,000	1,735,000,000
Noncontrolling interests		157,000,000	152,000,000	85,000,000
Profit (loss) before income taxes		544,000,000	468,000,000	368,000,000
Total assets	[1]	9,453,000,000	9,936,000,000	10,030,000,000
Assets under Management		792,530,000,000	767,677,000,000	664,425,000,000
Net flows		€ 30,325,000,000	€ 24,989,000,000	€ (22,898,000,000)
Employees (full-time equivalent)		3,926	3,925	4,022

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.